Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 1,874,000,000	$ 7,500,000	$ 36,560,000	$ 11,250,000	$ 1,929,310,000
CANADA
Total	1,545,870,000	7,500,000	20,390,000		1,573,760,000
CANADA | Government of Canada [Member]
Total	1,329,660,000		260,000		1,329,920,000
CANADA | Government of British Columbia [Member]
Total	206,390,000		1,230,000		207,620,000
CANADA | Citxw Nlaka'pamux Assembly [Member]
Total		1,800,000	6,740,000		8,540,000
CANADA | Nhwelmen Construction GP Ltd. [Member]
Total			7,800,000		7,800,000
CANADA | Government of Alberta [Member]
Total	6,190,000				6,190,000
CANADA | Nlaka'pamux Nation Tribal Council [Member]
Total		4,130,000	700,000		4,830,000
CANADA | District of Logan Lake [Member]
Total	3,400,000				3,400,000
CANADA | Lower Nicola Indian Band [Member]
Total		$ 1,570,000	1,700,000		3,270,000
CANADA | Cooks Ferry Indian Band [Member]
Total			1,040,000		1,040,000
CANADA | British Columbia Securities Commission [Member]
Total			290,000		290,000
CANADA | Stk'emlupsemc Te Secwepemc Nation [Member]
Total			260,000		260,000
CANADA | City of Kimberley [Member]
Total	230,000				230,000
CANADA | Tahltan Nation [Member]
Total			230,000		230,000
CANADA | Kanaka Bar Indian Band [Member]
Total			140,000		140,000
PERU
Total	169,310,000		6,820,000	11,250,000	187,380,000
PERU | Government of Peru [Member]
Total	169,310,000		6,820,000	$ 11,250,000	187,380,000
UNITED STATES
Total	132,390,000		2,340,000		134,730,000
UNITED STATES | Government of United States [Member]
Total	71,960,000				71,960,000
UNITED STATES | District of Northwest Arctic Borough [Member]
Total	43,550,000				43,550,000
UNITED STATES | State of Alaska [Member]
Total	15,990,000		1,320,000		17,310,000
UNITED STATES | St. Louis [Member]
Total	450,000		190,000		640,000
UNITED STATES | State of Minnesota [Member]
Total			340,000		340,000
UNITED STATES | State of Wisconsin [Member]
Total	290,000				290,000
UNITED STATES | State of New Mexico [Member]
Total			230,000		230,000
UNITED STATES | City of Pend Oreille [Member]
Total	150,000				150,000
UNITED STATES | State of Colorado [Member]
Total			130,000		130,000
UNITED STATES | State of Oregon [Member]
Total			130,000		130,000
CHILE
Total	26,220,000		5,850,000		32,070,000
CHILE | Government of Chile [Member]
Total	23,470,000		3,110,000		26,580,000
CHILE | Municipality of Las Condes [Member]
Total	920,000				920,000
CHILE | Municipality of Andacollo [Member]
Total	760,000		150,000		910,000
CHILE | Municipality of Pica [Member]
Total	870,000				870,000
CHILE | Salar de Coposa Aymara Indigenous Association [Member]
Total			580,000		580,000
CHILE | Sallihuinca Indigenous Association [Member]
Total			540,000		540,000
CHILE | Quechua Indigenous Community of Huatacondo [Member]
Total			460,000		460,000
CHILE | Quechua Indigenous Community of Ollague [Member]
Total			260,000		260,000
CHILE | Yatin UTA Matilla's Indigenous Association [Member]
Total			240,000		240,000
CHILE | Aymara Indigenous Livestock and Cultural Association [Member]
Total			210,000		210,000
CHILE | Municipality of Iquique [Member]
Total	200,000				200,000
CHILE | Nascent Collahuasi Aymara Indigenous Association [Member]
Total			190,000		190,000
CHILE | Aymara Indigenous Association of Chanavaya Cove [Member]
Total			110,000		110,000
TÃœRKIYE
Total	210,000		330,000		540,000
TÃœRKIYE | Government of Turkey [Member]
Total	$ 210,000		330,000		540,000
AUSTRALIA
Total			470,000		470,000
AUSTRALIA | Government of Western Australia [Member]
Total			280,000		280,000
AUSTRALIA | Northern Territory Government [Member]
Total			190,000		190,000
MEXICO
Total			360,000		360,000
MEXICO | Government of Mexico [Member]
Total			$ 360,000		$ 360,000